Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Financial Instrument [Abstract]
Disclosure of fair value measurement of assets [text block]
Information regarding the carrying amounts of the Corporation’s financial assets and liabilities is summarized as follows:

	Fair Value Hierarchy Classification	December 31 2018	December 31 2017

Fair value through profit or loss
Warrants	Level 2	$24	$1,082
Embedded derivative - Wheaton agreement	Level 3	$9,671	$6,600

Fair value through other comprehensive loss
Investment in marketable securities	Level 1	$736	$673
		$10,431	$8,355

Disclosure of internal credit grades [text block]	The Corporation is exposed to currency risk at the balance sheet date through the following financial assets and liabilities, which are denominated in US dollars:

	December 31 2018	December 31 2017

Cash and cash equivalents	$1,374	$1,336
Accounts and other receivable	917	510
Accounts payable and accrued liabilities	(649)	(298)
Net exposure	$1,642	$1,548

Disclosure of credit risk exposure [text block]
Credit risk is the risk of financial loss to the Corporation if a customer or counterparty to a financial instrument fails to meet its obligations. The Corporation’s maximum exposure to credit risk at the balance sheet date under its financial instruments is summarized as follows:

	December 31 2018	December 31 2017

Trade receivables
Currently due	$5,228	$1,035
Past due by 90 days or less, not impaired	1,375	940
Past due by greater than 90 days, not impaired	86	13
	6,689	1,988

Cash	3,629	6,019
Demand deposits	4,947	11,887
Term deposits	2,725	7,092

	$17,990	$26,986

Disclosure of maturity analysis for non-derivative financial liabilities [text block]	The Corporation’s financial liabilities are comprised of its accounts payable and accrued liabilities, the contractual maturities of which at the balance sheet date are summarized as follows:

	December 31 2018	December 31 2017

Accounts payable and accrued liabilities with contractual maturities
Within 90 days or less	$7,210	$3,601
In later than 90 days, not later than one year	-	-

	$7,210	$3,601